Post-employment benefits - Summary of Additional Details on Defined Pension Plans Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Post Employment Benefits [Abstract]
Present value of defined benefit obligation	$ (28,429)	$ (23,199)	$ (23,013)
Plan assets, at fair value	24,267	19,360
Net pension liability	$ (4,162)	$ (3,839)